Exhibit 99.1

World Omni Auto Receivables Trust 2025-D

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	850,032,320.77	34,795
Yield Supplement Overcollateralization Amount 11/30/25	57,880,781.45	0
Receivables Balance 11/30/25	907,913,102.22	34,795
Principal Payments	31,513,135.71	965
Defaulted Receivables	591,849.87	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	55,227,886.92	0
Pool Balance at 12/31/25	820,580,229.72	33,817

Pool Statistics	$ Amount	# of Accounts
Pool Factor	89.12%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,632,881.25	295
Past Due 61-90 days	2,391,642.25	75
Past Due 91-120 days	733,343.72	21
Past Due 121+ days	0.00	0
Total	11,757,867.22	391

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	378,275.34
Aggregate Net Losses/(Gains) - December 2025	213,574.53
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.17%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Overcollateralization Target Amount	7,385,222.07
Actual Overcollateralization	7,385,222.07
Weighted Average Contract Rate	6.19%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	58.66

Flow of Funds	$ Amount
Collections	36,713,682.78
Investment Earnings on Cash Accounts	20,903.75
Servicing Fee	(756,594.25)
Transfer to Collection Account	-
Available Funds	35,977,992.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,727,926.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	8,011,800.16
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,385,222.07
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,912,681.88

Total Distributions of Available Funds	35,977,992.28

Servicing Fee	756,594.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	842,382,029.88
Principal Paid	29,187,022.23
Note Balance @ 01/15/26	813,195,007.65

Class A-1
Note Balance @ 12/15/25	114,002,029.88
Principal Paid	29,187,022.23
Note Balance @ 01/15/26	84,815,007.65
Note Factor @ 01/15/26	44.6394777%

Class A-2a
Note Balance @ 12/15/25	145,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	145,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-2b
Note Balance @ 12/15/25	169,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	169,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-3
Note Balance @ 12/15/25	314,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	314,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-4
Note Balance @ 12/15/25	59,060,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	59,060,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	27,530,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	27,530,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	13,790,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	13,790,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,878,288.17
Total Principal Paid	29,187,022.23
Total Paid	32,065,310.40

Class A-1
Coupon	4.04100%
Interest Paid	396,698.56
Principal Paid	29,187,022.23
Total Paid to A-1 Holders	29,583,720.79

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	0.00
Total Paid to A-2a Holders	472,458.33

Class A-2b
SOFR Rate	3.98385%
Coupon	4.29385%
Interest Paid	624,874.45
Principal Paid	0.00
Total Paid to A-2b Holders	624,874.45

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1340928
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7809863
Total Distribution Amount	34.9150791

A-1 Interest Distribution Amount	2.0878872
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	153.6159065
Total A-1 Distribution Amount	155.7037937

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.2583333

A-2b Interest Distribution Amount	3.6974820
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.6974820

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	274.50
Noteholders' Third Priority Principal Distributable Amount	472.47
Noteholders' Principal Distributable Amount	253.03

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	2,295,965.66
Investment Earnings	7,254.91
Investment Earnings Paid	(7,254.91)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66